Employee Benefits - Summary of Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	100.00%	100.00%
Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	33.00%	33.00%
Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	34.00%	35.00%
Equity instruments [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	25.00%	23.00%
Property [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	3.00%	4.00%
Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%	5.00%
Quoted [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	95.00%	95.00%
Quoted [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	33.00%	33.00%
Quoted [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	34.00%	35.00%
Quoted [Member] | Equity instruments [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	25.00%	23.00%
Quoted [Member] | Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	3.00%	4.00%
Unquoted [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%	5.00%
Unquoted [Member] | Property [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	3.00%	4.00%
Unquoted [Member] | Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	2.00%	1.00%